Financial Risk Management - Credit Risk - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) Airline	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	92.50%	96.00%	96.10%
Number of major client airlines | Airline	3
Deposit received from customers	$ 1,144,288	$ 1,022,148	$ 916,961
Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Expected loss rates base, actual credit loss experience period	3 years
Credit risk [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	0.00%
Credit risk [Member] | Jamaica [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	0.00%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum grace period for reimbursement	60 days
Deposit received from customers	$ 1,144,288	$ 1,022,148	$ 916,961
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Major Client Airlines [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	31.50%	32.40%	34.00%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Bond or Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Guarantee period	30 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Other Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	46.60%	48.30%	52.80%
Credit risk [Member] | Company's Airports [Member] | Aeronautical And Non Aeronautical [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	80.10%	83.90%	82.90%
Top of Range [Member] | Credit risk [Member] | Tarifa de Uso Aeroportuario [Member]
Disclosure of detailed information about financial instruments [line items]
Credit term	60 days